Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Net Loss Per Share (Tables) [Line Items]
Schedule of basic loss per share
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Numerator for basic and diluted net loss per share:
Net loss	$(6,638)	$(3,047)	$(11,869)	$(5,750)
Denominator for basic and diluted net loss per share:
Weighted average shares	6,454,329	5,564,961	6,404,522	5,664,032
Net loss per share of Class A and Class B common stock – basic and diluted	$(1.03)	$(0.55)	$(1.85)	$(1.02)

	For the Year Ended December 31,
	2020	2019
Numerator for basic and diluted net loss per share:
Net loss	$(12,875)	$(9,314)
Denominator for basic and diluted net loss per share:
Weighted average shares	5,809,312	4,916,432
Net loss per Class A and Class B common share – basic and diluted	$(2.22)	$(1.89)